Stock Based Compensation Plan - Summary of RSA Activity (Details) - RSA [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance | shares	161
Number of Shares RSAs, Vested | shares	(56)
Number of Shares RSAs, unvested, Ending Balance | shares	105
Weighted Average Grant Date Fair Value RSAs, Unvested Beginning Balance | $ / shares	$ 9.39
Weighted Average Grant Date Fair Value RSAs, Vested | $ / shares	8.72
Weighted Average Grant Date Fair Value RSAs, Unvested Ending Balance | $ / shares	$ 9.74